OPERATING LEASES - Future minimum lease payments (Details) - USD ($) $ in Thousands	Mar. 31, 2022	Dec. 31, 2021
Future minimum lease payments under non-cancelable operating leases
2022 (remaining nine months)	$ 849
2023	649
2024	553
2025	263
2026	228
Thereafter	819
Total operating lease payments	3,361	$ 2,189
Less: Imputed interest	(806)
Total operating lease liabilities	$ 2,555